Shareholder Report, Average Annual Return (Details)		12 Months Ended	43 Months Ended	60 Months Ended	66 Months Ended			120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000221900
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO All Asset: Multi-RAE PLUS Fund
C000221899
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO All Asset: Multi-Real Fund
C000237352
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO All Authority: Multi-RAE PLUS Fund
C000046098
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		2.56%		2.63%				4.04%
C000046103
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000046099
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		4.79%		2.65%				3.66%
C000046102
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064169
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000046101
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000200460
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026645
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.03%		(0.22%)				1.61%
C000026644
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026647
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		3.19%		(0.20%)				1.23%
C000026643
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064155
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026649
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000200452
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000103224
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(0.86%)		2.52%				3.72%
C000103225
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		1.31%		2.53%				3.33%
C000103220
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000103221
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026674
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		2.87%		1.48%				3.69%
C000026673
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026676
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		5.09%		1.50%				3.31%
C000026672
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064160
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200455
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000221063
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		0.62%		1.63%			2.24%
C000221062
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		2.80%		1.64%			2.19%
C000221064
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000221065
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026548
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		2.26%		2.62%				4.49%
C000026547
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026550
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		4.46%		2.64%				4.10%
C000026546
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064138
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026552
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000200441
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000091652
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		2.39%		3.44%				5.36%
C000091653
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		4.63%		3.46%				4.98%
C000091648
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000091649
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200463
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000075114
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000075116
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000098429
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		3.41%		4.75%				3.95%
C000098430
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		4.05%		4.44%				3.41%
C000098425
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000098426
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026513
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		3.88%		3.37%				4.59%
C000026514
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		4.99%		3.53%				4.52%
C000026511
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064131
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200437
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000222832
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C-2 (excluding sales charge)
Average Annual Return, Percent		4.78%		3.32%				4.30%
C000152877
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		3.67%		1.85%				5.31%
C000152878
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		5.86%		1.85%				4.94%
C000152873
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000152874
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200467
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
Without Sales Load [Member] | C000221900
Average Annual Return [Line Items]
Average Annual Return, Percent		30.76%		7.54%	12.03%
Without Sales Load [Member] | C000221899
Average Annual Return [Line Items]
Average Annual Return, Percent		12.98%		8.40%		12.32%
Without Sales Load [Member] | C000237352
Average Annual Return [Line Items]
Average Annual Return, Percent		31.68%	9.83%
Without Sales Load [Member] | C000046098
Average Annual Return [Line Items]
Average Annual Return, Percent		6.58%		3.42%				4.44%
Without Sales Load [Member] | C000046103
Average Annual Return [Line Items]
Average Annual Return, Percent		6.74%		3.57%				4.60%
Without Sales Load [Member] | C000046099
Average Annual Return [Line Items]
Average Annual Return, Percent		5.79%		2.65%				3.66%
Without Sales Load [Member] | C000046102
Average Annual Return [Line Items]
Average Annual Return, Percent		7.01%		3.83%				4.86%
Without Sales Load [Member] | C000064169
Average Annual Return [Line Items]
Average Annual Return, Percent		6.90%		3.73%				4.75%
Without Sales Load [Member] | C000046101
Average Annual Return [Line Items]
Average Annual Return, Percent		6.32%		3.16%				4.18%
Without Sales Load [Member] | C000200460
Average Annual Return [Line Items]
Average Annual Return, Percent		6.85%		3.68%				4.69%
Without Sales Load [Member] | C000026645
Average Annual Return [Line Items]
Average Annual Return, Percent		4.97%		0.55%				2.00%
Without Sales Load [Member] | C000026644
Average Annual Return [Line Items]
Average Annual Return, Percent		5.06%		0.64%				2.10%
Without Sales Load [Member] | C000026647
Average Annual Return [Line Items]
Average Annual Return, Percent		4.19%		(0.20%)				1.23%
Without Sales Load [Member] | C000026643
Average Annual Return [Line Items]
Average Annual Return, Percent		5.32%		0.89%				2.35%
Without Sales Load [Member] | C000064155
Average Annual Return [Line Items]
Average Annual Return, Percent		5.22%		0.79%				2.25%
Without Sales Load [Member] | C000026649
Average Annual Return [Line Items]
Average Annual Return, Percent		4.71%		0.30%				1.74%
Without Sales Load [Member] | C000200452
Average Annual Return [Line Items]
Average Annual Return, Percent		5.17%		0.74%				2.20%
Without Sales Load [Member] | C000103224
Average Annual Return [Line Items]
Average Annual Return, Percent		3.02%		3.31%				4.11%
Without Sales Load [Member] | C000103225
Average Annual Return [Line Items]
Average Annual Return, Percent		2.30%		2.53%				3.33%
Without Sales Load [Member] | C000103220
Average Annual Return [Line Items]
Average Annual Return, Percent		3.42%		3.71%				4.52%
Without Sales Load [Member] | C000103221
Average Annual Return [Line Items]
Average Annual Return, Percent		3.36%		3.62%				4.42%
Without Sales Load [Member] | C000026674
Average Annual Return [Line Items]
Average Annual Return, Percent		6.88%		2.26%				4.09%
Without Sales Load [Member] | C000026673
Average Annual Return [Line Items]
Average Annual Return, Percent		7.04%		2.42%				4.24%
Without Sales Load [Member] | C000026676
Average Annual Return [Line Items]
Average Annual Return, Percent		6.09%		1.50%				3.31%
Without Sales Load [Member] | C000026672
Average Annual Return [Line Items]
Average Annual Return, Percent		7.31%		2.67%				4.50%
Without Sales Load [Member] | C000064160
Average Annual Return [Line Items]
Average Annual Return, Percent		7.20%		2.57%				4.40%
Without Sales Load [Member] | C000200455
Average Annual Return [Line Items]
Average Annual Return, Percent		7.15%		2.52%				4.35%
Without Sales Load [Member] | C000221063
Average Annual Return [Line Items]
Average Annual Return, Percent		4.57%		2.41%			2.96%
Without Sales Load [Member] | C000221062
Average Annual Return [Line Items]
Average Annual Return, Percent		3.79%		1.64%			2.19%
Without Sales Load [Member] | C000221064
Average Annual Return [Line Items]
Average Annual Return, Percent		4.99%		2.81%			3.37%
Without Sales Load [Member] | C000221065
Average Annual Return [Line Items]
Average Annual Return, Percent		4.88%		2.71%			3.27%
Without Sales Load [Member] | C000221066
Average Annual Return [Line Items]
Average Annual Return, Percent		4.83%		2.66%			3.21%
Without Sales Load [Member] | C000026548
Average Annual Return [Line Items]
Average Annual Return, Percent		6.25%		3.41%				4.89%
Without Sales Load [Member] | C000026547
Average Annual Return [Line Items]
Average Annual Return, Percent		6.36%		3.51%				4.99%
Without Sales Load [Member] | C000026550
Average Annual Return [Line Items]
Average Annual Return, Percent		5.46%		2.64%				4.10%
Without Sales Load [Member] | C000026546
Average Annual Return [Line Items]
Average Annual Return, Percent		6.62%		3.77%				5.25%
Without Sales Load [Member] | C000064138
Average Annual Return [Line Items]
Average Annual Return, Percent		6.51%		3.66%				5.15%
Without Sales Load [Member] | C000026552
Average Annual Return [Line Items]
Average Annual Return, Percent		5.99%		3.15%				4.62%
Without Sales Load [Member] | C000200441
Average Annual Return [Line Items]
Average Annual Return, Percent		6.46%		3.61%				5.09%
Without Sales Load [Member] | C000091652
Average Annual Return [Line Items]
Average Annual Return, Percent		6.42%		4.23%				5.76%
Without Sales Load [Member] | C000091653
Average Annual Return [Line Items]
Average Annual Return, Percent		5.63%		3.46%				4.98%
Without Sales Load [Member] | C000091648
Average Annual Return [Line Items]
Average Annual Return, Percent		6.79%		4.60%				6.13%
Without Sales Load [Member] | C000091649
Average Annual Return [Line Items]
Average Annual Return, Percent		6.69%		4.49%				6.03%
Without Sales Load [Member] | C000200463
Average Annual Return [Line Items]
Average Annual Return, Percent		6.62%		4.44%				5.97%
Without Sales Load [Member] | C000075114
Average Annual Return [Line Items]
Average Annual Return, Percent		3.87%		(1.21%)				3.11%
Without Sales Load [Member] | C000075116
Average Annual Return [Line Items]
Average Annual Return, Percent		3.76%		(1.31%)				3.01%
Without Sales Load [Member] | C000098429
Average Annual Return [Line Items]
Average Annual Return, Percent		5.82%		5.22%				4.18%
Without Sales Load [Member] | C000098430
Average Annual Return [Line Items]
Average Annual Return, Percent		5.04%		4.44%				3.41%
Without Sales Load [Member] | C000098425
Average Annual Return [Line Items]
Average Annual Return, Percent		6.14%		5.53%				4.49%
Without Sales Load [Member] | C000098426
Average Annual Return [Line Items]
Average Annual Return, Percent		6.03%		5.42%				4.39%
Without Sales Load [Member] | C000026513
Average Annual Return [Line Items]
Average Annual Return, Percent		6.30%		3.84%				4.83%
Without Sales Load [Member] | C000026514
Average Annual Return [Line Items]
Average Annual Return, Percent		5.99%		3.53%				4.52%
Without Sales Load [Member] | C000026511
Average Annual Return [Line Items]
Average Annual Return, Percent		6.73%		4.26%				5.25%
Without Sales Load [Member] | C000064131
Average Annual Return [Line Items]
Average Annual Return, Percent		6.62%		4.15%				5.14%
Without Sales Load [Member] | C000200437
Average Annual Return [Line Items]
Average Annual Return, Percent		6.57%		4.10%				5.10%
Without Sales Load [Member] | C000222832
Average Annual Return [Line Items]
Average Annual Return, Percent		5.78%		3.32%				4.30%
Without Sales Load [Member] | C000152877
Average Annual Return [Line Items]
Average Annual Return, Percent		7.71%		2.63%				5.72%
Without Sales Load [Member] | C000152878
Average Annual Return [Line Items]
Average Annual Return, Percent		6.86%		1.85%				4.94%
Without Sales Load [Member] | C000152873
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%		2.99%				6.09%
Without Sales Load [Member] | C000152874
Average Annual Return [Line Items]
Average Annual Return, Percent		7.94%		2.88%				5.97%
Without Sales Load [Member] | C000200467
Average Annual Return [Line Items]
Average Annual Return, Percent		7.78%		2.82%				5.93%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		20.01%		9.49%	12.11%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%		0.42%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		20.01%	14.57%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%			(0.22%)
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%			(0.22%)
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%			(0.22%)
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%			(0.22%)
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%			(0.22%)
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		0.31%				1.70%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		3.49%		0.81%				2.05%
PIMCO INDEX: MSCI All Country World Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Value Index
Average Annual Return, Percent		17.79%		9.20%	12.87%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		3.00%		1.48%		1.41%
PIMCO INDEX: 50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index
Average Annual Return, Percent		19.73%		10.35%		13.27%
PIMCO INDEX: MSCI All Country World Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Value Index
Average Annual Return, Percent		17.79%	12.91%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%		3.50%				0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%		3.50%				0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%		3.50%				0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[8]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%		3.50%				0.00%
PIMCO INDEX: 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BoAML BB-B Rated Developed Market
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Supplemental Index
Average Annual Return, Percent		6.93%		2.59%				4.08%
PIMCO INDEX: 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BoAML BB-B Rated Developed Market
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	Supplemental Index
Average Annual Return, Percent		6.93%		2.59%				4.08%
PIMCO INDEX: 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BoAML BB-B Rated Developed Market
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	Supplemental Index
Average Annual Return, Percent		6.93%		2.59%				4.08%
PIMCO INDEX: 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BoAML BB-B Rated Developed Market
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	Supplemental Index
Average Annual Return, Percent		6.93%		2.59%				4.08%
PIMCO INDEX: 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BoAML BB-B Rated Developed Market
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	Supplemental Index
Average Annual Return, Percent		6.93%		2.59%				4.08%
PIMCO INDEX: 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BoAML BB-B Rated Developed Market
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	Supplemental Index
Average Annual Return, Percent		6.93%		2.59%				4.08%
PIMCO INDEX: ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return, Percent		7.08%		3.97%				5.68%
PIMCO INDEX: ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return, Percent		7.08%		3.97%				5.68%
PIMCO INDEX: ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return, Percent		7.08%		3.97%				5.68%
PIMCO INDEX: ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return, Percent		7.08%		3.97%				5.68%
PIMCO INDEX: ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return, Percent		7.08%		3.97%				5.68%
PIMCO INDEX: ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return, Percent		7.08%		3.97%				5.68%
PIMCO INDEX: ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return, Percent		7.08%		3.97%				5.68%
PIMCO INDEX: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index
Average Annual Return, Percent		6.90%		4.19%				6.04%
PIMCO: ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
Average Annual Return, Percent		6.43%		4.30%				6.04%
PIMCO INDEX: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index
Average Annual Return, Percent		6.90%		4.19%				6.04%
PIMCO: ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
Average Annual Return, Percent		6.43%		4.30%				6.04%
PIMCO: ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
Average Annual Return, Percent		6.43%		4.30%				6.04%
PIMCO INDEX: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index
Average Annual Return, Percent		6.90%		4.19%				6.04%
PIMCO: ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
Average Annual Return, Percent		6.43%		4.30%				6.04%
PIMCO INDEX: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index
Average Annual Return, Percent		6.90%		4.19%				6.04%
PIMCO: ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
Average Annual Return, Percent		6.43%		4.30%				6.04%
PIMCO INDEX: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index
Average Annual Return, Percent		6.90%		4.19%				6.04%
PIMCO INDEX: Bloomberg U.S. Long Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Credit Index
Average Annual Return, Percent		3.96%		(1.41%)				2.56%
PIMCO INDEX: Bloomberg U.S. Long Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Credit Index
Average Annual Return, Percent		3.96%		(1.41%)				2.56%
PIMCO INDEX: 50% ICE BofAML 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
Average Annual Return, Percent		5.71%		5.65%				5.97%
PIMCO INDEX: 50% ICE BofAML 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
Average Annual Return, Percent		5.71%		5.65%				5.97%
PIMCO INDEX: 50% ICE BofAML 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
Average Annual Return, Percent		5.71%		5.65%				5.97%
PIMCO INDEX: 50% ICE BofAML 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
Average Annual Return, Percent		5.71%		5.65%				5.97%
PIMCO INDEX: Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent		4.03%		2.06%				2.01%
PIMCO INDEX: Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent		4.03%		2.06%				2.01%
PIMCO INDEX: Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent		4.03%		2.06%				2.01%
PIMCO INDEX: Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent		4.03%		2.06%				2.01%
PIMCO INDEX: Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent		4.03%		2.06%				2.01%
PIMCO INDEX: Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent		4.03%		2.06%				2.01%
PIMCO INDEX: 70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index; 30% ICE BofAML Contingent Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]	Supplemental Index
Average Annual Return, Percent		5.89%		2.97%				5.31%
PIMCO INDEX: 70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index; 30% ICE BofAML Contingent Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[16]	Supplemental Index
Average Annual Return, Percent		5.89%		2.97%				5.31%
PIMCO INDEX: 70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index; 30% ICE BofAML Contingent Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17]	Supplemental Index
Average Annual Return, Percent		5.89%		2.97%				5.31%
PIMCO INDEX: 70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index; 30% ICE BofAML Contingent Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[18]	Supplemental Index
Average Annual Return, Percent		5.89%		2.97%				5.31%
PIMCO INDEX: 70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index; 30% ICE BofAML Contingent Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]	Supplemental Index
Average Annual Return, Percent		5.89%		2.97%				5.31%

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[2]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.
[3]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[4]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.
[5]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[6]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.
[7]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[8]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.
[9]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged
[10]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged
[11]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged
[12]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged
[13]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged
[14]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged
[15]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.
[16]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.
[17]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.
[18]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.
[19]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.